Investment Objectives and Goals - Concourse Capital Focused Equity ETF	Jun. 06, 2025
Prospectus [Line Items]
Risk/Return [Heading]	CONCOURSE CAPITAL FOCUSED EQUITY ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Concourse Capital Focused Equity ETF (the “Fund”) seeks to achieve long-term capital appreciation.